CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets:
Cash and cash equivalents	$ 2,363,135	$ 2,915,115	$ 3,734,712
Accounts receivable, net of allowance for doubtful accounts of $22,200, $22,200 and $27,777, respectively	461,446	524,755	510,054
Other current assets	355,433	218,046	213,993
Note receivable – current portion	75,000	75,000	75,000
Total Current Assets	3,255,014	3,732,916	4,533,759
Property and Equipment – at cost, net of accumulated depreciation and amortization	7,416,232	7,259,822	7,118,263
Other Assets:
Goodwill, net	5,976,829	5,474,147	5,215,634
Intangible assets, net	1,413,185	939,990	918,157
Note receivable, net	215,872	268,463	373,644
Other non-current assets	337,532	290,163	266,777
Total Other Assets	7,943,418	6,972,763	6,774,212
TOTAL ASSETS	18,614,664	17,965,501	18,426,234
Current Liabilities:
Long term debt, current portion	913,111	563,105	273,380
Long term debt, legal settlements, current portion			120,742
Trade accounts payable	149,312	305,361	183,285
Accrued expenses	922,721	873,161	1,087,497
Total Current Liabilities	1,985,144	1,741,627	1,664,904
Long-term Liabilities:
Long term debt, net of current portion	3,146,884	2,891,445	2,885,090
Other liabilities, related party	122,757	110,352	96,027
Total Long-term Liabilities	3,269,641	3,001,797	2,981,117
Total Liabilities	5,254,785	4,743,424	4,646,021
Stockholders' Equity:
Common stock, $0.001 par value, (authorized 40,000,000 shares, issued 18,817,406 shares, 18,817,406 shares and 18,817,406 shares, respectively, outstanding 17,324,439 shares, 17,324,439 shares and 17,959,114 shares, respectively)	18,818	18,818	18,818
Additional paid-in-capital	31,280,483	31,214,949	31,148,229
Treasury stock – 1,492,967, 1,492,967 and 858,292 shares, at cost	(1,422,355)	(1,422,355)	(1,006,056)
Accumulated deficit	(16,517,067)	(16,589,335)	(16,380,778)
Total Stockholders' Equity	13,359,879	13,222,077	13,780,213
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 18,614,664	$ 17,965,501	$ 18,426,234